As filed with the U.S. Securities and Exchange Commission on May 20, 2015

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 141	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 142	☒
_________________
RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)
_________________
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006 Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
_________________

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 141 relates to Class H shares, Class A shares, Class C shares, Institutional Class shares and Class Y shares, as applicable, of the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund (the “Funds”), each a separate series of Rydex Series Funds. The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

Item 35.	Undertakings

1.
The Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”) undertake they will not use the Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC, and Rydex Series Commodities Strategy CFC, respectively (the “Subsidiaries”) to evade the provisions of the Investment Company Act of 1940 (the “1940 Act”) or the Investment Advisers Act of 1940.

2.	The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3.
The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the “SEC”) and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4.	The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5.	The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC and Rydex Series Commodities Strategy CFC have duly caused this Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC and Rydex Series Commodities Strategy CFC, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 20th day of May, 2015.

RYDEX SERIES MANAGED FUTURES STRATEGY CFC
RYDEX SERIES MULTI-HEDGE STRATEGIES CFC
RYDEX SERIES COMMODITIES STRATEGY CFC

By:     /s/ Joeseph Arruda
Joseph Arruda, Director

This Registration Statement of Rydex Series Funds, with respect only to the information that specifically relates to the Rydex Series Managed Futures Strategy CFC, Rydex Series Multi-Hedge Strategies CFC and Rydex Series Commodities Strategy CFC, has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                Date

/s/ Joseph Arruda                Director            May 20, 2015
Joseph Arruda

/s/ Amy J. Lee                    Director            May 20, 2015
Amy J. Lee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 141 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 20th day of May, 2015.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 141 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	May 20, 2015
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	May 20, 2015
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	May 20, 2015
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	May 20, 2015
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	May 20, 2015
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	May 20, 2015
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	May 20, 2015
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	May 20, 2015
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos, Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase